ROU Assets and Operating Lease Liabilities - Schedule of Remaining Contractual Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Remaining Contractual Maturities [Abstract]
During the year ended March 31, 2027	$ 81,678
Total future lease payments	81,678
Less: imputed interest	(973)
Present value of lease obligations	$ 80,705	$ 199,102